Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2024
Securitizations And Variable Interest Entities Disclosure [Abstract]
Incremental Assets and Liabilities Included in Consolidated Financial Statements
The following table presents the incremental assets and liabilities included on the consolidated balance sheet as of Dec. 31, 2024 and Dec. 31, 2023. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investment management funds
	Dec. 31,
(in millions)	2024	2023
Trading assets	$846	$510
Other assets	45	16
Total assets (a)	$891	$526
Other liabilities	$5	$1
Total liabilities (b)	$5	$1
Nonredeemable noncontrolling interests (c)	$359	$50
(a)    Includes VMEs with assets of $43 million at Dec. 31, 2024 and $91 million at Dec. 31, 2023.
(b)    Includes VMEs with liabilities of less than $1 million at Dec. 31, 2024 and $1 million at Dec. 31, 2023.
(c)    Includes VMEs with nonredeemable noncontrolling interests of $7 million at Dec. 31, 2024 and $12 million at Dec. 31, 2023.

Schedule of Variable Interest Entities
The maximum loss exposure indicated in the following table relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2024	Dec. 31, 2023
(in millions)
Other assets	$2,905	$2,261
Other liabilities	951	780
Maximum loss exposure	3,856	3,041